PROVISIONS FOR LEGAL AND OTHERS (Details Textual) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($) bbl	Dec. 31, 2016 COP ($)	Dec. 31, 2017 USD ($) [1]
Disclosure of provisions for legal and others [Line Items]
Legal proceedings provision	$ 165,353	$ 155,749	$ 55.4
Other provisions	527,262	464,607	$ 176.7
Cost of buiolding pipeline	$ 50,107	43,592
Area of land under litigation | bbl	37,018
Miscellaneous other provisions [member]
Disclosure of provisions for legal and others [Line Items]
Legal proceedings provision	$ 50,042	44,233
Other provisions	527,262	464,607
Miscellaneous other provisions [member] | Porvenir [Member]
Disclosure of provisions for legal and others [Line Items]
Legal proceedings provision	20,449	15,550
Other provisions	175,000	173,541
Miscellaneous other provisions [member] | Corficolombiana [Member]
Disclosure of provisions for legal and others [Line Items]
Other provisions	229,447	204,670
Miscellaneous other provisions [member] | Compania Hotelera Cartagena de Indias [Member]
Disclosure of provisions for legal and others [Line Items]
Legal proceedings provision	24,815	23,289
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of provisions for legal and others [Line Items]
Other provisions	50,541	38,292
Administrative And Other Proceedings [Member]
Disclosure of provisions for legal and others [Line Items]
Provisions for administrative and other proceedings attributable to contracts	68,526	65,042
Labor Proceedings [Member]
Disclosure of provisions for legal and others [Line Items]
Provision for labour proceedings attributable to pension plans	$ 46,785	$ 46,475

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.